Segment analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Segment analysis
Number of operating segments. | segment	2	2
Number of reportable segments | segment	2	2
(Loss)/profit for the year	$ (3)	€ (3)	$ (50)	€ (46)	$ 237	€ 224
Income tax charge/(credit) (note 7)	13		(21)		19
Net finance expense/(income) (note 6)	192		147		(80)
Depreciation and amortization (notes 10, 11)	449		418		359
Exceptional operating items	21		106		90
Adjusted EBITDA	$ 672		$ 600		$ 625